Segment Information (Q2) (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting Information [Line Items]
Number of real estate properties owned	235		235		236
Total revenues	$ 104,173	$ 69,851	$ 207,372	$ 138,154	$ 311,543	$ 257,730	$ 242,099
Property operating expenses	(16,901)	(10,297)	(35,016)	(21,729)	(53,824)	(41,890)	(38,399)
Real estate tax expenses	(13,326)	(10,155)	(26,473)	(20,413)	(43,456)	(36,627)	(35,285)
General and administrative expenses	(4,224)		(7,272)		(6,278)
Segment profit	69,722		138,611		207,985
Corporate general and administrative expenses	(9,226)		(16,639)		(30,070)
Depreciation and amortization	(46,385)	(28,207)	(92,812)	(55,831)	(130,671)	(106,095)	(101,479)
Impairment of real estate assets	(10,939)	0	(10,939)	0	0	0	0
Interest expense, net	(17,051)	(9,501)	(33,830)	(17,891)	(45,661)	(32,458)	(32,390)
Other expense, net	(197)	680	(304)	636
Net (loss) income	(14,076)	$ (1,221)	(15,913)	$ (87)	(41,718)	$ 9,043	$ 13,561
Owned Real Estate
Segment Reporting Information [Line Items]
Total revenues	94,899		189,253		303,410
Property operating expenses	(14,058)		(29,516)		(50,328)
Real estate tax expenses	(13,076)		(26,038)		(43,247)
General and administrative expenses	(804)		(1,229)		(3,403)
Segment profit	66,961		132,470		206,432
Investment Management
Segment Reporting Information [Line Items]
Total revenues	9,274		18,119		8,133
Property operating expenses	(2,843)		(5,500)		(3,496)
Real estate tax expenses	(250)		(435)		(209)
General and administrative expenses	(3,420)		(6,043)		(2,875)
Segment profit	$ 2,761		$ 6,141		$ 1,553